Shareholder Report	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	This amendment was filed to update the dates on the amendment in N-CSR/A and the attestations, also round the cost of the investment in the Tailored Shareholder Reports. The XBRL version was filed with this amendment.
Registrant Name	AMERICAN GROWTH FUND INC
Entity Central Index Key	0000005138
Document Period End Date	Jul. 31, 2024
Net Assets	$ 20,098,790	$ 20,098,790
Holdings Count	31	31
Advisory Fees Paid, Amount	$ 190,890
Investment Company, Portfolio Turnover	4.00%
C 000033068 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Fund, Inc.
Class Name	Class A
Trading Symbol	AMRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	1-800-525-2406
Expenses [Text Block]	WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR
Expenses Paid, Amount	$ 512
Expense Ratio, Percent	4.63%
Factors Affecting Performance [Text Block]	HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance Past Does Not Indicate Future [Text]	Performance quoted for the period ended 7/31/2024 represents past performance and cannot be used to predict future results
Line Graph [Table Text Block]	TOTAL RETURN
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN
No Deduction of Taxes [Text Block]	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,375,182	$ 10,375,182
Advisory Fees Paid, Amount	$ 97,691
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS
(as of July 31, 2024)

Total Net Assets by Fund	$20,098,790	Total Net Assets by Class	$10,375,182
Total Advisory Fee paid by Fund	$190,890	Total Advisory Fee paid by Class	$97,691
Number of Holdings in the Portfolio	31
Portfolio Turnover	4%

C 000033069 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Fund, Inc.
Class Name	Class B
Trading Symbol	AMRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm
Additional Information Phone Number	1-800-525-2406
Expenses [Text Block]	WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR (based on a hypothetical $10,000 investment)
Expenses Paid, Amount	$ 687
Expense Ratio, Percent	6.27%
Factors Affecting Performance [Text Block]	WHAT FACTORS INFLUENCED PERFORMANCE?
Performance Past Does Not Indicate Future [Text]	Performance quoted for the period ended 7/31/2024 represents past performance and cannot be used to predict future results
Line Graph [Table Text Block]		TOTAL RETURN
No Deduction of Taxes [Text Block]	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 261,357	$ 261,357
Advisory Fees Paid, Amount	$ 2,517
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)
C 000033067 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Fund, Inc.
Class Name	Class D
Trading Symbol	AMRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	1-800-525-2406
Expenses [Text Block]	WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR (based on a hypothetical $10,000 investment)
Expenses Paid, Amount	$ 467
Expense Ratio, Percent	4.22%
Performance Past Does Not Indicate Future [Text]	Performance quoted for the period ended 7/31/2024 represents past performance and cannot be used to predict future results
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN	AVERAGE ANNUAL TOTAL RETURN
No Deduction of Taxes [Text Block]	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,947,775	$ 7,947,775
Advisory Fees Paid, Amount	$ 76,496
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)
C 000033070 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Fund, Inc.
Class Name	Class C
Trading Symbol	AMRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	1-800-525-2406
Expenses [Text Block]	WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR (based on a hypothetical $10,000 investment)
Expenses Paid, Amount	$ 606
Expense Ratio, Percent	5.51%
Performance Past Does Not Indicate Future [Text]	Performance quoted for the period ended 7/31/2024 represents past performance and cannot be used to predict future results
Line Graph [Table Text Block]	HOW DID THE FUND PERFORM THE PAST 10 YEARS?	TOTAL RETURN
Average Annual Return [Table Text Block]		AVERAGE ANNUAL TOTAL RETURN
No Deduction of Taxes [Text Block]	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,514,476	$ 1,514,476
Advisory Fees Paid, Amount	$ 14,186
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)